Acquisitions (details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Remy Acquisition of USA [Member]	Mar. 31, 2014 LPS Acquisition [Member]	Dec. 31, 2013 LPS Acquisition [Member]	Dec. 31, 2013 O'Charley's and ABRH [Member]	Dec. 31, 2012 O'Charley's and ABRH [Member]	Sep. 30, 2013 Remy	Dec. 31, 2012 Remy	Aug. 14, 2012 Remy	Dec. 31, 2013 O'Charley's	Dec. 31, 2013 Digital Insurance	Dec. 31, 2013 ABRH [Member]	May 11, 2012 ABRH [Member]	Dec. 31, 2013 J.Alexanders [Member]	Dec. 31, 2012 J.Alexanders [Member]	Nov. 26, 2012 J.Alexanders [Member]	Aug. 14, 2012 Remy	Dec. 31, 2013 Digital Insurance	Dec. 31, 2013 Remy	Sep. 30, 2013 Remy	Dec. 31, 2013 ABRH [Member]
Business Acquisition
Business Acquisition, Share Price					$ 41,000,000	$ 37.14
Payments to Acquire Businesses, Net of Cash Acquired		$ 25,000,000	$ 26,000,000	$ 0		$ 2,535,000,000	$ 28.10											$ 72,000,000
Stock Issued During Period, Value, Acquisitions						836,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	25,920,078					25,920,078	9.04
Purchased shares in business combination																				1,500,000
Available-for-sale Securities, Equity Securities		136,000,000	138,000,000
Investment Owned, Balance, Shares																				16,300,000
Business Acquisition, Percentage of Voting Interests Acquired						65.00%																51.00%	51.00%	55.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners						35.00%
Payments to Acquire Business Two, Net of Cash Acquired			122,000,000																		98,000,000
Equity Method Investment, Ownership Percentage																							47.00%	45.00%
Payments to Acquire Businesses, Gross		25,000,000	254,000,000	0		3,400,000,000			122,000,000		31,000,000
Cash Acquired from Acquisition								(35,000,000)		0				(3,000,000)			(7,000,000)
Price per share purchased																			$ 0
Investments in unconsolidated affiliates		357,000,000	392,000,000									179,000,000	14,000,000			37,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain										0			7,000,000		0
Business Combination, Bargain Purchase, Gain Recognized, Amount		0	(48,000,000)												48,000,000
Adjustments to Additional Paid in Capital, Other		511,000,000	11,000,000										11,000,000
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Net		$ 14,000,000	$ 462,000,000